Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 25,598	$ 24,776	$ 17,914
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,025	12,564	13,611
Stock-based compensation	74	194	78
Change in deferred taxes, net	(1,893)	526	(1,108)
Amortization of marketable securities premium and accretion of discount	117	189	218
Gains reclassified into earnings from marketable securities			(94)
Net change in operating assets and liabilities:
Trade receivables, net	6,550	(11,367)	(15,752)
Other long-term and short-term accounts receivable and prepaid expenses	9,594	(4,364)	(1,773)
Trade payables	(5,273)	2,203	3,604
Exchange rate of loans	1,895	(2,099)	3,200
Accrued expenses and other accounts payable	(7,673)	1,802	4,435
Deferred revenues	2,934	(374)	1,175
Net cash provided by operating activities	45,948	24,050	25,508
Cash flows from investing activities:
Capitalized software development costs	(4,143)	(3,666)	(3,771)
Purchase of property and equipment	(1,379)	(863)	(1,400)
Cash paid in conjunction with acquisitions, net of acquired cash	(22,603)	(1,218)	(1,787)
Proceeds from maturity and sale of marketable securities	3,356	4,000	4,225
Investment in marketable securities			(5,766)
Investment in long-term bank deposits	(714)	(932)
Proceeds from (Investment in) short-term bank deposits	10,043	(16,875)
Short term loan to a related-party			1,183
Net cash used in investing activities	(15,440)	(19,554)	(7,316)
Cash flows from financing activities:
Proceeds from exercise of options by employees	69	311	586
Issuance of ordinary shares, net	104	34,569
Dividend paid	(14,963)	(13,543)	(9,359)
Dividend paid to non-controlling interests	(457)	(69)	(571)
Dividend paid to redeemable non-controlling interests	(3,395)	(2,671)	(5,312)
Short-term credit, net		(437)
Purchase of redeemable non-controlling interest	(5,592)
Payments of contingent consideration		(3,126)	(5,103)
Short-term and long-term loans received	878	26	8,535
Repayment of short-term and long-term loans	(13,624)	(6,634)	(8,190)
Net cash provided by (used in) financing activities	(36,980)	8,426	(19,414)
Effect of exchange rate changes on cash and cash equivalents	1,261	(1,872)	1,984
Increase (decrease) in cash and cash equivalents	(5,211)	11,050	762
Cash and cash equivalents at the beginning of the year	87,126	76,076	75,314
Cash and cash equivalents at end of the year	81,915	87,126	76,076
Non-cash activities:
Deferred acquisition payment	11,209		652
Contingent acquisition consideration	5,851
Operating lease, right of use assets	5,949
Dividend declared and not yet paid			195
Dividend declared and not yet paid to redeemable non-controlling interests			692
Cash paid (received), net during the year for:
Income taxes	6,736	5,419	5,373
Interest	$ (152)	$ 312	$ 572